Income Taxes (Details 3) - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019
Deferred tax liabilities:
Property, plant and equipment	$ 5	$ 32
ROU assets	829
Total deferred tax liabilities	834	32
Deferred tax assets:
Lease liabilities	(605)
Tax loss carryforwards	(478)	(594)
Deferred deductible expenses	(74)	(74)
Valuation allowance	552	668
Total deferred tax assets	(605)
Net deferred tax liabilities	$ 229	$ 32